Revenues - Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change In Contract With Customer, Asset [Roll Forward]
Unbilled receivables, beginning of period	$ 784	$ 438
Reclassifications to billed receivables	(784)	0
Revenues recognized in excess of period billings	694	346
Unbilled receivables, end of period	$ 694	$ 784